Commitment and Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
Property and equipment	¥ 223,569	¥ 551,582
Leasehold improvements	51,515	68,652
Total	¥ 275,084	¥ 620,234